Barclays Bank PLC parent condensed balance sheet (Tables)	6 Months Ended
Jun. 30, 2018
Barclays Bank PLC
Consolidated and separate financial statements [line items]
Barclays Bank PLC condensed balance sheet
	As at	As at
	30.06.18	31.12.17[1]
Assets	£m	£m
Cash and balances at central banks	115,924	165,713
Cash collateral and settlement balances	80,263	61,545
Loans and advances at amortised cost	163,028	364,670
Reverse repurchase agreements and other similar secured lending	3,796	22,964
Trading portfolio assets	80,903	79,836
Financial assets at fair value through the income statement[2]	168,108	117,182
Derivative financial instruments	228,839	232,288
Financial investments	-	54,583
Financial assets at fair value through other comprehensive income	50,854	-
Investment in associates and joint ventures	138	165
Investment in subsidiaries	14,307	14,614
Goodwill and intangible assets	161	3,498
Property, plant and equipment	116	565
Current tax assets	1,008	115
Deferred tax assets	1,651	1,863
Retirement benefit schemes	1,122	959
Other assets	2,321	4,440
Assets included in disposal groups classified as held for sale	1,761	-
Total assets	914,300	1,125,000

Liabilities
Deposits at amortised cost	228,174	427,185
Cash collateral and settlement balances	71,763	59,258
Repurchase agreements and other similar secured borrowing	15,579	49,883
Debt securities in issue	46,133	55,874
Subordinated liabilities	17,217	24,203
Trading portfolio liabilities	56,384	41,542
Financial liabilities designated at fair value	206,255	169,044
Derivative financial instruments	225,022	229,227
Current tax liabilities	439	242
Retirement benefit liabilities	145	149
Other liabilities	2,992	7,331
Provisions	974	3,028
Liabilities included in disposal groups classified as held for sale	1,762	-
Total liabilities	872,839	1,066,966

Equity
Called up share capital and share premium	14,453	14,453
Other reserves	421	1,093
Retained earnings	19,675	33,506
Other equity instruments	6,912	8,982
Total equity	41,461	58,034

Total liabilities and equity	914,300	1,125,000

  Barclays Bank PLC introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The impact of this is as follows: ‘Items in the course of collection from other banks’ (December 2017: £1,011m) and ‘prepayments, accrued income and other assets’ (December 2017: £3,429m) are reported in ‘other assets’ (December 2017: £4,440m). Equally, ‘items in the course of collection due to other banks’ (December 2017: £446m) and ‘accruals, deferred income and other liabilities’ (December 2017: £6,885m) are reported in ‘other liabilities’ (December 2017: £7,331m). ‘Loans and advances to banks’ (December 2017: £37,255m) and ‘loans and advances to customers’ (December 2017: £388,960) have been disaggregated, with £364,670m of these balances now reported in ‘loans and advances at amortised cost’ and £61,545m now reported in ‘cash collateral and settlement balances’. ‘Deposits from banks’ (December 2017: £38,364m) and ‘customer accounts’ (December 2017: £448,079m) have been disaggregated with £427,185m of these balances now reported in ‘deposits at amortised cost’ and £59,258m now reported in ‘cash collateral and settlement balances’.
  Comprised of both designated and mandatory fair value assets.